Shareholder Report	12 Months Ended	112 Months Ended	119 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000151115
Shareholder Report [Line Items]
Fund Name	Global High Income Bond Fund
Class Name	Investor Class
Trading Symbol	RPIHX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global High Income Bond Fund - Investor Class	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global high yield bonds produced positive returns in 2024, helped by monetary policy easing by major central banks. However, rising geopolitical tensions and uncertainty about economic growth, future interest rate cuts, and the incoming Trump administration’s tariff plans tempered fourth-quarter gains.

  Compared with the style-specific ICE BofA Global High Yield Index (hedged to USD), the fund’s off-benchmark allocation to bank loans—which outpaced high yield bonds over the past year—was a leading contributor to relative results, driven by holdings in Ascend Learning and LTI Boyd. Credit selection in the health care segment added value, partly due to Community Health Systems.

  Selection among cable operators detracted, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless they agreed to receive less in their claims. Within the media segment, iHeartMedia, which we eliminated from the portfolio in June, held back relative gains.

  The fund seeks high income and some capital appreciation. We reduced our holdings in European high yield, as valuations became less attractive following recent outperformance. Additionally, we have decreased exposure to the automotive industry, a significant portion of which is based in Europe.

  The portfolio maintained allocations to select types of derivatives for hedging purposes. The fund had a material exposure to currency forward contracts during the reporting period, which had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 1/22/15
Global High Income Bond Fund (Investor Class)	8.51%	3.52%	5.24%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.19
ICE BofA Global High Yield Index Hedged to USD (Strategy Benchmark)	9.37	3.81	5.27

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Jan. 22, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 579,855,000	$ 579,855,000	$ 579,855,000
Holdings Count | Holding	310	310	310
Advisory Fees Paid, Amount	$ 2,062,000
InvestmentCompanyPortfolioTurnover	45.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$579,855 Number of Portfolio Holdings310
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	86.1%
Bank Loans	9.4
Municipal Securities	0.6
Preferred Stocks	0.4
Common Stocks	0.2
Convertible Preferred Stocks	0.2
Asset-Backed Securities	0.1
Convertible Bonds	0.0
Short-Term and Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	2.4%
Venture Global LNG	1.5
CSC Holdings	1.2
Gruenenthal	1.1
Hilcorp Energy I	1.1
Cirsa Finance International	1.0
CVS Health	1.0
Cloud Software Group	1.0
Iliad Holding	1.0
Ziggo Bond	1.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000151116
Shareholder Report [Line Items]
Fund Name	Global High Income Bond Fund
Class Name	Advisor Class
Trading Symbol	PAIHX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global High Income Bond Fund - Advisor Class	$100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global high yield bonds produced positive returns in 2024, helped by monetary policy easing by major central banks. However, rising geopolitical tensions and uncertainty about economic growth, future interest rate cuts, and the incoming Trump administration’s tariff plans tempered fourth-quarter gains.

  Compared with the style-specific ICE BofA Global High Yield Index (hedged to USD), the fund’s off-benchmark allocation to bank loans—which outpaced high yield bonds over the past year—was a leading contributor to relative results, driven by holdings in Ascend Learning and LTI Boyd. Credit selection in the health care segment added value, partly due to Community Health Systems.

  Selection among cable operators detracted, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless they agreed to receive less in their claims. Within the media segment, iHeartMedia, which we eliminated from the portfolio in June, held back relative gains.

  The fund seeks high income and some capital appreciation. We reduced our holdings in European high yield, as valuations became less attractive following recent outperformance. Additionally, we have decreased exposure to the automotive industry, a significant portion of which is based in Europe.

  The portfolio maintained allocations to select types of derivatives for hedging purposes. The fund had a material exposure to currency forward contracts during the reporting period, which had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 1/22/15
Global High Income Bond Fund (Advisor Class)	8.28%	3.29%	5.03%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.19
ICE BofA Global High Yield Index Hedged to USD (Strategy Benchmark)	9.37	3.81	5.27

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Jan. 22, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 579,855,000	$ 579,855,000	$ 579,855,000
Holdings Count | Holding	310	310	310
Advisory Fees Paid, Amount	$ 2,062,000
InvestmentCompanyPortfolioTurnover	45.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$579,855 Number of Portfolio Holdings310
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	86.1%
Bank Loans	9.4
Municipal Securities	0.6
Preferred Stocks	0.4
Common Stocks	0.2
Convertible Preferred Stocks	0.2
Asset-Backed Securities	0.1
Convertible Bonds	0.0
Short-Term and Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	2.4%
Venture Global LNG	1.5
CSC Holdings	1.2
Gruenenthal	1.1
Hilcorp Energy I	1.1
Cirsa Finance International	1.0
CVS Health	1.0
Cloud Software Group	1.0
Iliad Holding	1.0
Ziggo Bond	1.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000159133
Shareholder Report [Line Items]
Fund Name	Global High Income Bond Fund
Class Name	I Class
Trading Symbol	RPOIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global High Income Bond Fund - I Class	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global high yield bonds produced positive returns in 2024, helped by monetary policy easing by major central banks. However, rising geopolitical tensions and uncertainty about economic growth, future interest rate cuts, and the incoming Trump administration’s tariff plans tempered fourth-quarter gains.

  Compared with the style-specific ICE BofA Global High Yield Index (hedged to USD), the fund’s off-benchmark allocation to bank loans—which outpaced high yield bonds over the past year—was a leading contributor to relative results, driven by holdings in Ascend Learning and LTI Boyd. Credit selection in the health care segment added value, partly due to Community Health Systems.

  Selection among cable operators detracted, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless they agreed to receive less in their claims. Within the media segment, iHeartMedia, which we eliminated from the portfolio in June, held back relative gains.

  The fund seeks high income and some capital appreciation. We reduced our holdings in European high yield, as valuations became less attractive following recent outperformance. Additionally, we have decreased exposure to the automotive industry, a significant portion of which is based in Europe.

  The portfolio maintained allocations to select types of derivatives for hedging purposes. The fund had a material exposure to currency forward contracts during the reporting period, which had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Global High Income Bond Fund (I Class)	8.67%	3.67%	5.52%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.44
ICE BofA Global High Yield Index Hedged to USD (Strategy Benchmark)	9.37	3.81	5.48

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Aug. 28, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 579,855,000	$ 579,855,000	$ 579,855,000
Holdings Count | Holding	310	310	310
Advisory Fees Paid, Amount	$ 2,062,000
InvestmentCompanyPortfolioTurnover	45.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$579,855 Number of Portfolio Holdings310
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	86.1%
Bank Loans	9.4
Municipal Securities	0.6
Preferred Stocks	0.4
Common Stocks	0.2
Convertible Preferred Stocks	0.2
Asset-Backed Securities	0.1
Convertible Bonds	0.0
Short-Term and Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	2.4%
Venture Global LNG	1.5
CSC Holdings	1.2
Gruenenthal	1.1
Hilcorp Energy I	1.1
Cirsa Finance International	1.0
CVS Health	1.0
Cloud Software Group	1.0
Iliad Holding	1.0
Ziggo Bond	1.0

Updated Prospectus Web Address	www.troweprice.com/paperless